UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21931______

BlackRock Real Asset Equity Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Real Asset Equity Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___October 31, 2007
Date of reporting period:__January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Real Asset Equity Trust (BCF)
(Percentage of Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—87.7%
		Common Stocks—87.7%
		Australia—7.2%
2,034,100		Alumina Ltd.	$10,312,795
1,302,500		Iluka Resources Ltd.	6,347,919
595,000		Jubilee Mines NL	7,871,600
1,738,256		Minara Resources Ltd.	8,744,142
2,367,050		Oxiana Ltd.	5,228,922
925,850		Straits Resources Ltd.	2,319,150
1,788,500		Zinifex Ltd.	23,205,573
		Total Australia	64,030,101
		Bermuda—0.5%
145,400	[1]	Nabors Industries Ltd.	4,402,712
		Brazil—2.8%
513,450		Cia Vale do Rio Doce (ADR)	17,421,359
424,703		Votorantim Celulose e Papel S.A. (ADR)	7,665,889
		Total Brazil	25,087,248
		Canada—12.0%
196,000		Aber Diamond Corp.	7,553,195
150,000	[2]	Agnico-Eagle Mines Ltd.	6,037,500
79,450	[2]	Alcan, Inc.	4,051,950
112,700		Barrick Gold Corp.	3,338,174
163,900		Canadian Natural Resources Ltd.	8,198,278
332,600	[1]	Compton Petroleum Corp.	3,202,208
156,300		EnCana Corp.	7,507,089
106,200		Ensign Energy Services, Inc.	1,680,357
288,500		First Quantum Minerals Ltd.	15,302,660
367,800	[1]	Galleon Energy, Inc., Class A	4,993,251
202,750		Goldcorp, Inc.	5,618,202
77,000		Husky Energy, Inc.	4,938,129
166,700		Pason Systems, Inc.	1,923,679
89,700		Petro-Canada	3,488,757
31,320		Potash Corp. of Saskatchewan	4,886,860
136,400	[1]	Real Resources, Inc.	1,680,659
93,100		Suncor Energy, Inc.	6,921,985
193,900		Talisman Energy, Inc.	3,416,518
170,650		Teck Cominco Ltd., Class B	12,581,232
		Total Canada	107,320,683
		China—1.1%
6,052,000		Jiangxi Copper Co. Ltd.	6,184,330
5,991,000		Zijin Mining Group Co. Ltd.	3,721,296
		Total China	9,905,626
		France—1.0%
82,800	[1]	Compagnie Generale de Geophysique-Veritas (ADR)	3,287,988
25,000		Eramet	4,097,701
23,900		Total S.A. (ADR)	1,626,395
		Total France	9,012,084
		Mexico—0.7%
696,703		Industrias Penoles S.A. de C.V.	6,591,726
		Netherlands—1.8%
129,000	[1]	Core Laboratories N.V.	10,629,600
148,700		SBM Offshore N.V.	5,256,196
		Total Netherlands	15,885,796
		New Guinea—0.4%
1,258,650	[1]	Lihir Gold Ltd.	3,125,757
		Norway—2.0%
188,600	[1]	Acergy S.A.	3,686,990
213,600		Norsk Hydro ASA	6,958,362

BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentage of Net Assets)

Shares		Description	Value
		Norway—(cont'd)
277,200		Statoil ASA (ADR)	$7,445,592
		Total Norway	18,090,944
		Peru—1.0%
160,650	[2]	Cia de Minas Buenaventura S.A. (ADR)	4,644,391
1,558,650		Minsur S.A.	3,802,180
		Total Peru	8,446,571
		Russia—0.5%
4,400		JSC MMC Norilsk Nickel (ADR)	736,912
19,250		MMC Norilsk Nickel	3,208,535
		Total Russia	3,945,447
		South Africa—3.8%
300,750	[1]	African Rainbow Minerals Ltd.	3,812,856
50,000		Anglo Platinum Ltd.	6,321,443
378,000		Gold Fields Ltd.	6,374,927
595,600		Impala Platinum Holdings Ltd.	17,236,318
		Total South Africa	33,745,544
		United Kingdom—12.0%
190,050		Anglo American Plc	8,875,592
693,000	[1]	Antofagasta Plc	6,382,906
381,800		BG Group Plc	5,044,226
982,000		BHP Billiton Plc	18,494,353
249,200	[1]	Cairn Energy Plc	8,241,082
253,000		Kazakhmys Plc	5,259,545
64,000		Lonmin Plc	3,745,785
378,000	[1]	Rio Tinto Plc	20,403,382
435,000		Vedanta Resources Plc	9,956,591
444,732		Xstrata Plc	20,892,985
		Total United Kingdom	107,296,447
		United States—40.9%
126,800		Air Products & Chemicals, Inc.	9,588,400
160,550		Alcoa, Inc.	5,185,765
34,900		Allegheny Technologies, Inc.	3,611,801
45,375		Anadarko Petroleum Corp.	1,985,156
40,400		Apache Corp.	2,947,988
180,000		Arch Coal, Inc.	5,349,600
42,500		Baker Hughes, Inc.	2,933,775
128,000		BJ Services Co.	3,540,480
45,900	[1]	Cameron Intl. Corp.	2,409,750
45,300		Carpenter Technology Corp.	5,304,630
263,625		Caterpillar, Inc.	16,890,454
113,000		Celanese Corp., Ser. A	2,966,250
190,384		Chesapeake Energy Corp.	5,637,270
50,700		ConocoPhillips	3,366,987
257,100		Consol Energy, Inc.	8,851,953
57,983		Deere & Co.	5,814,535
47,500		Devon Energy Corp.	3,329,275
105,025		Dow Chemical Co.	4,362,739
375,879		E.I. du Pont de Nemours & Co.	18,628,563
129,800		ENSCO Intl., Inc.	6,602,926
132,900		EOG Resources, Inc.	9,187,377
86,000	[1]	Exploration Co. of Delaware, Inc.	1,035,440
12,700		Exxon Mobil Corp.	941,070
83,189	[1]	FMC Technologies, Inc.	5,151,895
69,900	[1]	Forest Oil Corp.	2,231,208
141,200	[2]	Freeport-McMoRan Copper & Gold, Inc.	8,129,182
154,700		GlobalSantaFe Corp.	8,974,147
163,300	[1]	Grant Prideco, Inc.	6,398,094
173,200	[1]	Hanover Compressor Co.	3,351,420
81,200	[1]	Helix Energy Solutions Group, Inc.	2,612,204
141,300		Helmerich & Payne, Inc.	3,791,079

BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentage of Net Assets)

Shares		Description	Value
		United States—(cont'd)
83,100	[1]	Hercules Offshore, Inc.	$2,197,164
159,800		Hess Corp.	8,627,602
471,892		Intl. Paper Co.	15,902,761
167,352		Lyondell Chemical Co.	5,291,670
51,700		Marathon Oil Corp.	4,670,578
229,500	[1]	Mariner Energy, Inc.	4,615,245
272,300		Massey Energy Co.	6,450,787
375,411		MeadWestvaco Corp.	11,314,888
81,800	[1]	National Oilwell Varco, Inc.	4,960,352
81,100	[1]	Newfield Exploration Co.	3,471,891
63,900	[2]	Newmont Mining Corp.	2,881,890
159,800		Noble Energy, Inc.	8,534,918
135,900		Occidental Petroleum Corp.	6,300,324
133,036		Olin Corp.	2,240,326
157,200		Peabody Energy Corp.	6,418,476
163,249		Praxair, Inc.	10,294,482
147,200		Questar Corp.	11,952,640
79,700		Range Resources Corp.	2,445,993
158,100		Rohm & Haas Co.	8,230,686
93,300		Schlumberger Ltd.	5,923,617
72,200		Smith Intl., Inc.	2,864,896
47,050		Southern Copper Corp.	2,940,625
70,300	[1]	Southwestern Energy Co.	2,703,738
74,027	[1]	Swift Energy Co.	3,282,357
250,383		Temple-Inland, Inc.	13,292,718
84,400	[1]	Todco	2,922,772
128,900	[1]	Transocean, Inc.	9,972,993
150,400	[1]	Weatherford Intl. Ltd.	6,073,152
144,604		Weyerhaeuser Co.	10,845,300
121,400		XTO Energy, Inc.	6,127,058
		Total United States	364,863,312
		Total Common Stocks (cost $700,524,542)	781,749,998
		SHORT-TERM INVESTMENTS—12.6%
		Money Market Fund—2.1%
18,761,475		Fidelity Institutional Money Market Prime Portfolio	18,761,475
Principal
Amount
		U.S. Government and Agency Discount Notes—10.5%
$ 93,200,000	[3]	Federal Home Loan Bank Discount Notes, 5.00%, 2/01/07	93,200,000
		Total Short-Term Investments (cost $111,961,475)	111,961,475
		Total investments before outstanding options written (cost $812,486,0174)	893,711,473
Contracts
		OUTSTANDING OPTIONS WRITTEN—(1.0)%
		OUTSTANDING CALL OPTIONS WRITTEN—(1.0)%
(230)		Aber Diamond Corp., strike price 40 CAD, expires 02/19/07	(106,029)
(230)		Aber Diamond Corp., strike price 42 CAD, expires 04/23/07	(87,462)
(100)		Aber Diamond Corp., strike price 44 CAD, expires 03/19/07	(22,306)
(100)		Aber Diamond Corp., strike price 44 CAD, expires 04/23/07	(26,768)
(46,000)		Acergy S.A., strike price 121.50 NOK, expires 02/21/07	(33,302)
(25,000)		Acergy S.A., strike price 129.15 NOK, expires 04/03/07	(19,492)
(56,000)		African Rainbow Minerals Ltd., strike price 87.50 ZAR, expires 02/26/07	(42,138)
(40,000)		African Rainbow Minerals Ltd., strike price 88.02 ZAR, expires 03/28/07	(40,932)
(250)		Agnico-Eagle Mines Ltd., strike price $40, expires 03/19/07	(71,250)
(25,000)		Agnico-Eagle Mines Ltd., strike price $42, expires 04/20/07	(71,793)
(20,000)		Air Products & Chemicals, Inc., strike price $71.95, expires 02/28/07	(68,840)
(100)		Alcan, Inc., strike price $55, expires 03/19/07	(9,000)
(26,500)		Alcoa, Inc., strike price $32.50, expires 03/30/07	(34,530)
(265)		Alcoa, Inc., strike price $32.50, expires 04/23/07	(45,050)
(50)		Allegheny Technologies, Inc., strike price $110, expires 04/23/07	(25,500)
(70)		Allegheny Technologies, Inc., strike price $95, expires 02/19/07	(66,500)
(348,000)		Alumina Ltd., strike price 6.45 AUD, expires 02/13/07	(27,294)

BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentage of Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN—(cont'd)
(10,000)	Anadarko Petroleum Corp., strike price $46, expires 03/30/07	$(11,070)
(20,000)	Anglo American Plc, strike price 23.86 GBP, expires 03/27/07	(36,813)
(43,100)	Anglo American Plc, strike price 25.33 GBP, expires 02/21/07	(13,557)
(9,000)	Anglo Platinum Ltd., strike price 842 ZAR, expires 02/26/07	(101,453)
(7,500)	Anglo Platinum Ltd., strike price 844.67 ZAR, expires 03/28/07	(86,943)
(104,000)	Antofagasta Plc, strike price 4.77 GBP, expires 03/27/07	(33,496)
(117,900)	Antofagasta Plc, strike price 5.57 GBP, expires 02/21/07	(252)
(100)	Apache Corp., strike price $75, expires 03/19/07	(19,500)
(200)	Arch Coal, Inc., strike price $35, expires 04/23/07	(11,000)
(100)	Baker Hughes, Inc., strike price $80, expires 04/23/07	(7,500)
(250)	Barrick Gold Corp., strike price $31, expires 04/13/07	(23,685)
(16,000)	Barrick Gold Corp., strike price $31.50, expires 02/16/07	(1,621)
(67,000)	BG Group Plc, strike price 6.92 GBP, expires 04/03/07	(28,960)
(60,000)	BG Group Plc, strike price 7.05 GBP, expires 02/21/07	(5,961)
(167)	BHP Billiton Plc, strike price 10 GBP, expires 03/16/07	(67,262)
(160,000)	BHP Billiton Plc, strike price 9.88 GBP, expires 04/03/07	(87,884)
(42,000)	Cairn Energy Plc, strike price 17.71 GBP, expires 04/03/07	(42,084)
(40,900)	Cairn Energy Plc, strike price 21.60 GBP, expires 02/21/07	(99)
(100)	Cameron Intl. Corp., strike price $60, expires 05/21/07	(14,000)
(100)	Canadian Natural Resources Ltd., strike price $55, expires 02/19/07	(2,000)
(100)	Canadian Natural Resources Ltd., strike price $55, expires 06/18/07	(24,500)
(20,000)	Canadian Natural Resources Ltd., strike price $55.05, expires 04/20/07	(18,700)
(20,000)	Canadian Natural Resources Ltd., strike price $55.50, expires 05/18/07	(30,800)
(155)	Carpenter Technology Corp., strike price $115, expires 02/19/07	(68,200)
(50)	Carpenter Technology Corp., strike price $120, expires 03/19/07	(21,000)
(400)	Caterpillar, Inc., strike price $65, expires 05/21/07	(110,000)
(150)	Caterpillar, Inc., strike price $67.50, expires 02/19/07	(1,500)
(200)	Caterpillar, Inc., strike price $67.50, expires 05/21/07	(36,000)
(110)	Celanese Corp., Ser. A, strike price $22.50, expires 03/19/07	(44,000)
(12,000)	Celanese Corp., Ser. A, strike price $25.50, expires 03/14/07	(16,363)
(500)	Chesapeake Energy Corp., strike price $35, expires 04/23/07	(15,000)
(330)	Cia de Minas Buenaventura S.A. (ADR), strike price $30, expires 03/19/07	(34,650)
(500)	Cia Vale do Rio Doce (ADR), strike price $30, expires 02/19/07	(165,000)
(500)	Cia Vale do Rio Doce (ADR), strike price $32.50, expires 03/19/07	(135,000)
(70)	Compagnie Generale de Geophysique-Veritas (ADR), strike price $90, expires 02/19/07	(1,400)
(500)	Compton Petroleum Corp., strike price 12 CAD, expires 02/19/07	(3,187)
(100)	ConocoPhillips, strike price $70, expires 03/19/07	(7,500)
(100)	ConocoPhillips, strike price $75, expires 05/21/07	(10,000)
(25,000)	Consol Energy, Inc., strike price $38.50, expires 02/16/07	(1,700)
(25,000)	Consol Energy, Inc., strike price $38.50, expires 04/20/07	(24,450)
(200)	Core Laboratories N.V., strike price $85, expires 02/19/07	(33,000)
(200)	Core Laboratories N.V., strike price $85, expires 03/19/07	(66,000)
(100)	Deere & Co., strike price $100, expires 03/19/07	(41,000)
(50)	Devon Energy Corp., strike price $75, expires 04/23/07	(11,500)
(10,000)	Devon Energy Corp., strike price $76, expires 02/16/07	(3,124)
(21,000)	Dow Chemical Co., strike price $41.50, expires 02/16/07	(8,763)
(100)	Dow Chemical Co., strike price $45, expires 06/18/07	(7,500)
(680)	E.I. du Pont de Nemours & Co., strike price $50, expires 02/19/07	(34,000)
(110)	E.I. du Pont de Nemours & Co., strike price $50, expires 03/19/07	(10,450)
(52,000)	EnCana Corp., strike price $51, expires 02/16/07	(14,960)
(125)	ENSCO Intl., Inc., strike price $55, expires 02/19/07	(5,000)
(200)	ENSCO Intl., Inc., strike price $55, expires 03/19/07	(27,000)
(125)	ENSCO Intl., Inc., strike price $60, expires 03/19/07	(5,625)
(175)	EOG Resources, Inc., strike price $70, expires 02/19/07	(28,875)
(70)	EOG Resources, Inc., strike price $70, expires 03/19/07	(19,600)
(70)	EOG Resources, Inc., strike price $70, expires 04/23/07	(29,400)
(100)	EOG Resources, Inc., strike price $75, expires 04/23/07	(20,400)
(3,750)	Eramet, strike price 124.25 EUR, expires 03/27/07	(32,527)
(4,000)	Eramet, strike price 125.66 EUR, expires 04/03/07	(33,204)
(125)	Exploration Co. of Delaware, Inc., strike price $15, expires 05/21/07	(6,250)
(50)	Exxon Mobil Corp., strike price $75, expires 03/19/07	(9,000)
(220)	First Quantum Minerals Ltd., strike price 62 CAD, expires 02/19/07	(44,867)
(420)	First Quantum Minerals Ltd., strike price 64 CAD, expires 04/23/07	(167,743)
(300)	First Quantum Minerals Ltd., strike price 66 CAD, expires 04/23/07	(99,422)
(100)	FMC Technologies, Inc., strike price $65, expires 03/19/07	(18,000)

BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentage of Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN—(cont'd)
(210)	FMC Technologies, Inc., strike price $65, expires 04/23/07	$(44,310)
(250)	Forest Oil Corp., strike price $35, expires 02/19/07	(2,000)
(50)	Freeport-McMoRan Copper & Gold, Inc., strike price $60, expires 02/19/07	(4,750)
(250)	Freeport-McMoRan Copper & Gold, Inc., strike price $61, expires 04/05/07	(66,038)
(200)	Freeport-McMoRan Copper & Gold, Inc., strike price $65, expires 02/19/07	(6,000)
(70,000)	Galleon Energy, Inc., Class A, strike price 19 CAD, expires 02/16/07	(1)
(230)	GlobalSantaFe Corp., strike price $60, expires 02/19/07	(22,080)
(257,300)	Gold Fields Ltd., strike price 124.50 ZAR, expires 03/28/07	(215,545)
(56,700)	Gold Fields Ltd., strike price 128.36 ZAR, expires 03/28/07	(35,595)
(64,000)	Gold Fields Ltd., strike price 142 ZAR, expires 02/26/07	(2,836)
(500)	Goldcorp, Inc., strike price $27.50, expires 04/23/07	(110,000)
(100)	Goldcorp, Inc., strike price $30, expires 04/23/07	(12,500)
(100)	Goldcorp, Inc., strike price $32.50, expires 04/23/07	(7,000)
(250)	Grant Prideco, Inc., strike price $47.50, expires 02/28/07	(2,479)
(350)	Hanover Compressor Co., strike price $19.50, expires 04/05/07	(39,426)
(11,500)	Helix Energy Solutions Group, Inc., strike price $32.50, expires 03/16/07	(18,982)
(100)	Helix Energy Solutions Group, Inc., strike price $35, expires 03/19/07	(6,000)
(10,000)	Helix Energy Solutions Group, Inc., strike price $35.50, expires 04/20/07	(10,650)
(125)	Helmerich & Payne, Inc., strike price $27, expires 03/30/07	(17,791)
(25,000)	Helmerich & Payne, Inc., strike price $27.50, expires 04/05/07	(28,625)
(100)	Helmerich & Payne, Inc., strike price $30, expires 06/18/07	(11,500)
(350)	Hess Corp., strike price $55, expires 02/19/07	(42,000)
(100)	Hess Corp., strike price $55, expires 03/19/07	(20,000)
(150)	Husky Energy, Inc., strike price 80 CAD, expires 02/19/07	(2,549)
(50)	Husky Energy, Inc., strike price 80 CAD, expires 03/19/07	(3,399)
(222,000)	Iluka Resources Ltd., strike price 6.92 AUD, expires 02/13/07	(1,241)
(109,000)	Impala Platinum Holdings Ltd., strike price 178 ZAR, expires 02/26/07	(466,065)
(89,600)	Impala Platinum Holdings Ltd., strike price 181.86 ZAR, expires 03/28/07	(375,010)
(100,000)	Industrias Penoles S.A. de C.V., strike price 105.97 MXN, expires 03/30/07	(37,518)
(134,500)	Industrias Penoles S.A. de C.V., strike price 97.81 MXN, expires 02/23/07	(93,191)
(680)	Intl. Paper Co., strike price $35.13, expires 02/08/07	(3,288)
(450)	Intl. Paper Co., strike price $35.13, expires 03/23/07	(23,308)
(440)	Intl. Paper Co., strike price $35.25, expires 03/09/07	(15,915)
(1,022,000)	Jiangxi Copper Co. Ltd., strike price 8.48 HKD, expires 02/13/07	(2,605)
(1,700)	JSC MMC Norilsk Nickel (ADR), strike price $160, expires 02/13/07	(17,194)
(2,700)	JSC MMC Norilsk Nickel (ADR), strike price $173.04, expires 04/03/07	(23,490)
(88,000)	Jubille Mines NL, strike price 14.32 AUD, expires 02/13/07	(145,078)
(56,000)	Jubille Mines NL, strike price 16.85 AUD, expires 04/10/07	(30,049)
(41,000)	Kazakhmys Plc, strike price 11.49 GBP, expires 04/03/07	(23,124)
(43,100)	Kazakhmys Plc, strike price 12.43 GBP, expires 02/21/07	(578)
(257,000)	Lihir Gold Ltd., strike price 3.14 AUD, expires 02/13/07	(14,768)
(17,900)	Lonmin Plc, strike price 29.76 GBP, expires 03/27/07	(58,597)
(10,900)	Lonmin Plc, strike price 32.73 GBP, expires 02/21/07	(3,886)
(25,000)	Lyondell Chemical Co., strike price $26.75, expires 02/16/07	(123,718)
(22,000)	Lyondell Chemical Co., strike price $27, expires 02/28/07	(100,395)
(250)	Lyondell Chemical Co., strike price $31.25, expires 03/30/07	(40,619)
(100)	Marathon Oil Corp., strike price $100, expires 02/19/07	(1,500)
(125)	Marathon Oil Corp., strike price $98.75, expires 03/30/07	(17,592)
(267)	Mariner Energy, Inc., strike price $20, expires 02/19/07	(17,355)
(250)	Mariner Energy, Inc., strike price $22.50, expires 05/21/07	(10,000)
(50,000)	MeadWestvaco Corp., strike price $30, expires 04/11/07	(57,250)
(25,000)	MeadWestvaco Corp., strike price $30.03, expires 04/05/07	(27,172)
(50,000)	MeadWestvaco Corp., strike price $30.50, expires 03/30/07	(40,760)
(292,000)	Minara Resources Ltd., strike price 6.30 AUD, expires 02/13/07	(62,584)
(150)	Nabors Industries Ltd., strike price $32.50, expires 03/19/07	(7,500)
(150)	National Oilwell Varco, Inc., strike price $65, expires 02/19/07	(4,500)
(15,000)	National Oilwell Varco, Inc., strike price $65.50, expires 04/19/07	(29,865)
(250)	Newfield Exploration Co., strike price $45.25, expires 03/30/07	(37,142)
(125)	Newmont Mining Corp., strike price $47.50, expires 06/18/07	(29,375)
(300)	Noble Energy, Inc., strike price $52.50, expires 02/23/07	(67,023)
(250)	Noble Energy, Inc., strike price $55, expires 05/21/07	(71,250)
(41,000)	Norsk Hydro ASA, strike price 155.30 NOK, expires 02/21/07	(307,730)
(30,000)	Norsk Hydro ASA, strike price 204.10 NOK, expires 04/03/07	(47,835)
(165)	Occidental Petroleum Corp., strike price $50, expires 05/21/07	(26,400)
(330)	Occidental Petroleum Corp., strike price $52.50, expires 02/19/07	(1,650)

BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentage of Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN—(cont'd)
(250)	Olin Corp., strike price $17, expires 04/05/07	$(17,299)
(150)	Olin Corp., strike price $17.50, expires 05/21/07	(6,000)
(404,000)	Oxiana Ltd., strike price 3.30 AUD, expires 02/13/07	(23,216)
(300)	Peabody Energy Corp., strike price $45, expires 03/19/07	(24,000)
(230)	Peabody Energy Corp., strike price $50, expires 06/18/07	(26,450)
(115)	Petro-Canada, strike price 50 CAD, expires 02/19/07	(537)
(50)	Potash Corp. of Saskatchewan, strike price $150, expires 03/19/07	(59,500)
(50)	Potash Corp. of Saskatchewan, strike price $155, expires 03/19/07	(43,500)
(250)	Praxair, Inc., strike price $63, expires 02/23/07	(31,128)
(400)	Questar Corp., strike price $85, expires 04/23/07	(94,000)
(100)	Questar Corp., strike price $90, expires 04/23/07	(9,000)
(100)	Range Resources Corp., strike price $30, expires 03/19/07	(21,000)
(250)	Range Resources Corp., strike price $32.50, expires 04/05/07	(31,578)
(62,000)	Rio Tinto Plc, strike price 27.50 GBP, expires 03/20/07	(128,689)
(64,300)	Rio Tinto Plc, strike price 29.15 GBP, expires 02/21/07	(28,614)
(455)	Rohm & Haas Co., strike price $55, expires 04/23/07	(40,950)
(25,000)	SBM Offshore N.V., strike price 25.25 EUR, expires 02/21/07	(62,783)
(250)	SBM Offshore N.V., strike price 26 EUR, expires 03/16/07	(48,876)
(100)	Schlumberger Ltd., strike price $67.50, expires 02/19/07	(2,500)
(250)	Schlumberger Ltd., strike price $67.50, expires 03/19/07	(27,500)
(50)	Schlumberger Ltd., strike price $67.50, expires 05/21/07	(12,500)
(150)	Smith Intl., Inc., strike price $42.50, expires 04/23/07	(20,250)
(100)	Southern Copper Corp., strike price $57.50, expires 03/19/07	(54,000)
(19)	Southern Copper Corp., strike price $60, expires 06/18/07	(10,260)
(100)	Southwestern Energy Co., strike price $40, expires 03/19/07	(17,500)
(150)	Southwestern Energy Co., strike price $41, expires 04/05/07	(27,420)
(350)	Statoil ASA (ADR), strike price $27, expires 04/05/07	(43,449)
(350)	Statoil ASA (ADR), strike price $28.50, expires 04/30/07	(30,255)
(25)	Statoil ASA (ADR), strike price $30, expires 04/23/07	(1,125)
(158,000)	Straits Resources Ltd., strike price 3.86 AUD, expires 02/13/07	(1)
(150)	Suncor Energy, Inc., strike price $80, expires 03/19/07	(24,000)
(150)	Suncor Energy, Inc., strike price $85, expires 02/19/07	(750)
(270)	Swift Energy Co., strike price $50, expires 02/19/07	(6,750)
(393)	Talisman Energy, Inc., strike price $17.50, expires 03/19/07	(39,300)
(25,000)	Talisman Energy, Inc., strike price $18.50, expires 04/20/07	(19,725)
(200)	Teck Cominco Ltd., Class B, strike price 88 CAD, expires 02/19/07	(34,840)
(250)	Teck Cominco Ltd., Class B, strike price 95 CAD, expires 05/21/07	(74,354)
(470)	Temple-Inland, Inc., strike price $40.50, expires 02/09/07	(448,099)
(100)	Todco, strike price $40, expires 02/19/07	(1,500)
(180)	Todco, strike price $40, expires 06/18/07	(34,200)
(10,000)	Transocean, Inc., strike price $81, expires 03/16/07	(21,966)
(250)	Transocean, Inc., strike price $90, expires 02/19/07	(2,500)
(100)	Transocean, Inc., strike price $95, expires 05/21/07	(9,500)
(70,000)	Vedanta Resources Plc, strike price 12.14 GBP, expires 04/03/07	(83,981)
(74,000)	Vedanta Resources Plc, strike price 13.63 GBP, expires 02/21/07	(2,008)
(1,000)	Votorantim Celulose e Papel S.A. (ADR), strike price $20, expires 03/19/07	(50,000)
(370)	Votorantim Celulose e Papel S.A. (ADR), strike price $20, expires 06/18/07	(9,250)
(200)	Weatherford Intl. Ltd., strike price $43, expires 05/11/07	(36,485)
(100)	Weatherford Intl. Ltd., strike price $50, expires 05/21/07	(5,000)
(210)	Weyerhauser Co., strike price $70, expires 04/23/07	(151,200)
(130)	Weyerhauser Co., strike price $75, expires 04/23/07	(50,700)
(100)	Weyerhauser Co., strike price $80, expires 04/23/07	(16,500)
(56,700)	Xstrata Plc, strike price 23.68 GBP, expires 03/27/07	(160,090)
(27,000)	Xstrata Plc, strike price 23.88 GBP, expires 03/27/07	(72,197)
(64,300)	Xstrata Plc, strike price 24.95 GBP, expires 02/21/07	(48,929)
(400)	XTO Energy, Inc., strike price $50, expires 02/19/07	(70,000)
(982,000)	Zijin Mining Group Co. Ltd., strike price 5.29 HKD, expires 02/13/07	(5,157)
(280,000)	Zinifex Ltd., strike price 19.01 AUD, expires 02/13/07	(7,175)
	Total Outstanding Call Options Written (premium received ($7,411,980))	(8,565,698)
	OUTSTANDING PUT OPTIONS WRITTEN—(0.0)%
(210)	Acergy S.A. (ADR), strike price $17.50, expires 02/19/07	(3,150)
(200)	Acergy S.A. (ADR), strike price $17.50, expires 03/19/07	(9,000)
(270)	Air Products & Chemicals, Inc., strike price $68, expires 02/09/07	(27)
(400)	Alcan, Inc., strike price $45, expires 02/19/07	(6,000)
(100)	Allegheny Technologies, Inc., strike price $80, expires 02/19/07	(600)

BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentage of Net Assets)

Contracts	Description	Value
	OUTSTANDING PUT OPTIONS WRITTEN—(cont'd)
(100)	Allegheny Technologies, Inc., strike price $90, expires 03/19/07	$(10,800)
(10,000)	Anadarko Petroleum Corp., strike price $42.50, expires 02/16/07	(4,850)
(50)	BJ Services Co., strike price $26, expires 02/21/07	(1,373)
(100)	Cameron Intl. Corp., strike price $50, expires 02/19/07	(5,500)
(100)	Canadian Natural Resources Ltd., strike price $45, expires 02/19/07	(1,500)
(100)	Canadian Natural Resources Ltd., strike price $50, expires 02/19/07	(14,500)
(24)	Carpenter Technology Corp., strike price $90, expires 02/19/07	(120)
(50)	Carpenter Technology Corp., strike price $95, expires 02/19/07	(250)
(200)	Celanese Corp., Ser. A, strike price $25, expires 02/19/07	(6,000)
(650)	Cia de Minas Buenaventura S.A. (ADR), strike price $25, expires 03/19/07	(19,500)
(40)	Cia Vale do Rio Doce (ADR), strike price $27.50, expires 02/19/07	(200)
(100)	ConocoPhillips, strike price $60, expires 03/19/07	(3,400)
(30,000)	Consol Energy, Inc., strike price $32, expires 02/16/07	(7,710)
(3)	Deere & Co., strike price $85, expires 02/19/07	(33)
(100)	Deere & Co., strike price $90, expires 02/19/07	(2,900)
(150)	Deere & Co., strike price $95, expires 02/19/07	(13,500)
(20)	Devon Energy Corp., strike price $65, expires 02/19/07	(500)
(35,000)	Dow Chemical Co., strike price $39, expires 02/16/07	(3,804)
(25,000)	Dow Chemical Co., strike price $39, expires 02/28/07	(5,080)
(450)	E.I. du Pont de Nemours & Co., strike price $46.50, expires 02/09/07	(361)
(250)	EnCana Corp., strike price $45, expires 02/19/07	(6,250)
(380)	ENSCO Intl., Inc., strike price $50, expires 02/19/07	(43,700)
(235)	Ensign Energy Services, Inc., strike price 18 CAD, expires 02/19/07	(4,992)
(70)	EOG Resources, Inc., strike price $60, expires 02/19/07	(700)
(200)	Exploration Co. of Delaware, Inc., strike price $12.50, expires 02/19/07	(16,000)
(15)	Exxon Mobil Corp., strike price $72.50, expires 02/19/07	(900)
(100)	FMC Technologies, Inc., strike price $55, expires 02/19/07	(1,500)
(100)	Forest Oil Corp., strike price $30, expires 02/19/07	(1,500)
(250)	Freeport-McMoRan Copper & Gold, Inc., strike price $55, expires 02/19/07	(20,000)
(100)	Hanover Compressor Co., strike price $17.50, expires 02/19/07	(1,500)
(125)	Helmerich & Payne, Inc., strike price $25, expires 02/19/07	(1,875)
(250)	Hess Corp., strike price $45, expires 02/19/07	(1,250)
(200)	Husky Energy, Inc., strike price 72 CAD, expires 02/19/07	(6,798)
(50)	Husky Energy, Inc., strike price 74 CAD, expires 02/19/07	(3,505)
(25,000)	Lyondell Chemical Co., strike price $24.25, expires 02/16/07	(741)
(350)	Lyondell Chemical Co., strike price $25, expires 02/19/07	(1,750)
(250)	Mariner Energy, Inc., strike price $19, expires 02/09/07	(1,380)
(675)	Massey Energy Co., strike price $22.50, expires 02/19/07	(27,000)
(25,000)	MeadWestvaco Corp., strike price $28.50, expires 02/16/07	(1,359)
(50,000)	MeadWestvaco Corp., strike price $29, expires 02/28/07	(7,055)
(230)	Nabors Industries Ltd., strike price $30, expires 02/19/07	(17,250)
(50)	National Oilwell Varco, Inc., strike price $55, expires 02/19/07	(1,500)
(100)	Newmont Mining Corp., strike price $42.50, expires 02/19/07	(1,500)
(250)	Noble Energy, Inc., strike price $45, expires 02/19/07	(1,250)
(12,000)	Norsk Hydro ASA, strike price 192.33 NOK, expires 02/22/07	(4,673)
(100)	Occidental Petroleum Corp., strike price $45, expires 02/19/07	(5,900)
(60,000)	Olin Corp., strike price $16.50, expires 02/05/07	(6,369)
(200)	Peabody Energy Corp., strike price $40, expires 02/19/07	(16,000)
(20)	Potash Corp. of Saskatchewan, strike price $125, expires 03/19/07	(1,000)
(200)	Potash Corp. of Saskatchewan, strike price $130, expires 02/19/07	(2,000)
(27,500)	Praxair, Inc., strike price $57.50, expires 02/28/07	(3,261)
(100)	Range Resources Corp., strike price $25, expires 02/19/07	(500)
(400)	Range Resources Corp., strike price $27.50, expires 03/19/07	(22,000)
(365)	Rohm & Haas Co., strike price $50, expires 02/19/07	(10,950)
(10)	Rohm & Haas Co., strike price $50, expires 03/19/07	(650)
(100)	Schlumberger Ltd., strike price $57.50, expires 03/19/07	(5,000)
(200)	Schlumberger Ltd., strike price $60, expires 02/19/07	(6,000)
(50)	Schlumberger Ltd., strike price $60, expires 03/19/07	(5,750)
(150)	Southern Copper Corp., strike price $50, expires 02/19/07	(1,500)
(150)	Southern Copper Corp., strike price $55, expires 02/19/07	(4,650)
(300)	Statoil ASA (ADR), strike price $24.50, expires 02/09/07	(307)
(300)	Statoil ASA (ADR), strike price $25, expires 02/19/07	(6,000)
(150)	Suncor Energy, Inc., strike price $70, expires 02/19/07	(8,250)
(100)	Teck Cominco Ltd., Class B, strike price 80 CAD, expires 02/19/07	(4,036)
(50)	Total S.A. (ADR), strike price $65, expires 02/19/07	(1,750)

BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentage of Net Assets)

Contracts	Description	Value
	OUTSTANDING PUT OPTIONS WRITTEN—(cont'd)
(550)	Transocean, Inc., strike price $75, expires 02/19/07	$(60,500)
(250)	Votorantim Celulose e Papel S.A. (ADR), strike price $17.50, expires 02/19/07	(7,500)
(250)	Votorantim Celulose e Papel S.A. (ADR), strike price $17.50, expires 03/19/07	(20,000)
(130)	Weyerhauser Co., strike price $70, expires 02/19/07	(4,550)
(220)	XTO Energy, Inc., strike price $45, expires 02/19/07	(2,200)
	Total Outstanding Put Options Written (premium received ($1,309,707))	(503,209)
	Total outstanding options written (premium received ($8,721,687))	(9,068,907)
	Total investments net of outstanding options written—99.3%	$884,642,566
	Liabilities in excess of other assets—0.7%	6,634,428
	Net Assets—100.0%	$891,276,994

1	Non-income producing security.

2	Security, or a portion thereof, pledged as collateral for outstanding options written.

3	Rate shown is the yield to maturity as of the date of purchase.

4

Cost for federal income tax purposes is $813,291,875. The net unrealized appreciation on a tax basis is $80,419,598, consisting of $86,687,753 gross unrealized appreciation and $6,268,155 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt	HKD	—	Hong Kong Dollar
AUD	—	Australian Dollar	MXN	—	Mexican Peso
CAD	—	Canadian Dollar	NOK	—	Norwegian Krone
EUR	—	Euro	ZAR	—	South African Rand
GBP	—	British Pound

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Real Asset Equity Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007